Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2018
Commitments And Contingencies
Schedule of Lease commitments not recognized in the financial statements
30 June 2018
AUD$

Lease commitments not recognized in the financial statements:
- not later than 12 months	19,470
- between 1 and 5 years	—
Total	19,470